Related Party Disclosures - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jul. 30, 2021
Santander Consumer (UK) | PSA Finance UK Limited
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary sold			50.00%
Volvo Car Financial Services UK Limited
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture		50.00%
Volvo Car Financial Services UK Limited | Santander Consumer (UK)
Disclosure of transactions between related parties [line items]
Amout of dealer lending transferred	£ 390